Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2024 MYR (RM) RM / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2022 MYR (RM) RM / shares shares
Schedule of Profit Loss Before Income Tax [Abstract]
Revenue	RM 22,428,825	$ 4,756,203	RM 34,269,482	RM 32,465,457
Cost of sales	(20,195,055)	(4,282,515)	(29,709,433)	(27,294,708)
Gross profit	2,233,770	473,688	4,560,049	5,170,749
Operating expenses:
Selling and distribution expenses	(453,041)	(96,071)	(902,851)	(820,383)
General and administrative expenses	(3,332,000)	(706,576)	(3,412,180)	(3,483,423)
Operating expense	(3,785,041)	(802,647)	(4,315,031)	(4,303,806)
Income/(Loss) from operations	(1,551,271)	(328,959)	245,018	866,943
Other income (expenses):
Interest income	35,391	7,505	12,582	4,501
Interest expense	(422,433)	(89,580)	(666,872)	(419,444)
Other income	106,212	22,523	606,707	142,747
Other expenses	(5)	(1)		(61)
Other income (expenses)	(280,835)	(59,553)	(47,583)	(272,257)
Profit/(Loss) before income tax	(1,832,106)	(388,512)	197,435	594,686
Income tax expense	(167,356)	(35,489)	(12,916)	(31,626)
Profit/(Loss) for the year	(1,999,462)	(424,001)	184,519	563,060
Other comprehensive income:
Exchange differences on translating foreign operations	(1,198)	(254)	(2,707)
Total comprehensive income attributable to equity owners of the Company	RM (2,000,660)	$ (424,255)	RM 181,812	RM 563,060
Earnings per share attributable to owners of the Company
Basic earnings per share (in Dollars per share and Ringgits per share) | (per share)	RM (0.18)	$ (0.04)	RM 0.02	RM 0.05
Diluted earnings per share (in Dollars per share and Ringgits per share) | (per share)	RM (0.18)	$ (0.04)	RM 0.02	RM 0.05
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares) (in Shares)	11,250,000	11,250,000	11,250,000	11,250,000